FUTURE ACCOUNTING DEVELOPMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [text block] [Abstract]
Disclosure of expected impact of initial application of new standards or interpretations [text block]

51   FUTURE ACCOUNTING DEVELOPMENTS

The IASB has issued a number of minor amendments to IFRSs effective 1 January 2020 (including IFRS 3 Business Combinations and IAS 1 Presentation of Financial Statements). These amendments are not expected to have a significant impact on the Group.